Fair Value Measurements (Details) - Schedule of air value on a recurring basis - Capitol Investment Corp. V - USD ($)	Dec. 31, 2021	Jun. 30, 2021	Feb. 28, 2021	Dec. 31, 2020	Dec. 04, 2020	Dec. 31, 2019
Fair Value Measurements (Details) - Schedule of air value on a recurring basis [Line Items]
Warrants and rights outstanding, term				5 years
Warrants price, per share (in Dollars per share)	$ 1.50	$ 1.50	$ 1.50	$ 1.50
Initial fair value measurement of warrants					$ 15,295,000
Warrant liabilities		$ 22,880,000		$ 30,680,000	$ 23,053,333	$ 0
Warrants and Rights Outstanding, Value Per Warrant					$ 1.33
Class Of Warrant Or Right, Redemption Value				$ 18.00
Class A Common Stock
Fair Value Measurements (Details) - Schedule of air value on a recurring basis [Line Items]
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right				1
Public Warrant
Fair Value Measurements (Details) - Schedule of air value on a recurring basis [Line Items]
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right				0.33
Warrant liabilities		15,180,000		$ 20,355,000	$ 15,295,000	0
Private Placement Warrant
Fair Value Measurements (Details) - Schedule of air value on a recurring basis [Line Items]
Warrant liabilities		7,700,000		10,325,000	$ 7,758,333	$ 0
Level 1
Fair Value Measurements (Details) - Schedule of air value on a recurring basis [Line Items]
Marketable securities held in Trust Account		345,013,964		345,012,580
Level 1 | Public Warrant
Fair Value Measurements (Details) - Schedule of air value on a recurring basis [Line Items]
Warrant liabilities		15,180,000
Level 2 | Private Placement Warrant
Fair Value Measurements (Details) - Schedule of air value on a recurring basis [Line Items]
Warrant liabilities		$ 7,700,000
Level 3 | Public Warrant
Fair Value Measurements (Details) - Schedule of air value on a recurring basis [Line Items]
Warrant liabilities				20,355,000
Level 3 | Private Placement Warrant
Fair Value Measurements (Details) - Schedule of air value on a recurring basis [Line Items]
Warrant liabilities				$ 10,325,000